Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Vessel operating expenses (notes 14b and 14c)	$ (150,448)	$ (165,375)	$ (184,233)
Strategic and administrative service fees	(31,280)	(33,593)	(30,775)
Restructuring charges	1,822	0	1,398
Technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses (notes 14b and 14c)	(972)	(1,008)	(992)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	0	(303)	(402)
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	861	691	699
Restructuring Charge
Related Party Transaction [Line Items]
Restructuring charges	$ 1,822	$ 0	$ 0